Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) - Schedule of Operating Costs, Depreciation and Amortization (Details) - Operating Costs, Depreciation and Amortization [Member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) - Schedule of Operating Costs, Depreciation and Amortization (Details) [Line Items]
Depreciation from fixed assets	€ 15,258	€ 15,405	€ 14,954
Depreciation from right-of-use assets	629	607	626
Professional services	1,541	2,549	2,232
Operating and maintenance services	14,681	16,276	13,827
System operator charges	1,688	2,385	6,882
Insurance	746	842	649
Other	1,147	809	81
Total operating costs	€ 35,690	€ 38,873	€ 39,251